PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Income Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

P A R N A S S U S   E Q U I T Y   I N C O M E   F U N D

Portfolio of Investments as of September 30, 2010 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Chemicals
500,000	Praxair Inc.	1.4%	$45,130,000

	Communications Equipment
2,750,000	QUALCOMM Inc.	3.9%	$124,080,000

	Computers
3,300,000	Hewlett-Packard Company	4.4%	$138,831,000

	Consulting Services
2,015,000	Accenture PLC	2.7%	$85,617,350

	Cosmetics & Personal Care
1,100,000	Procter & Gamble Co.	2.1%	$65,967,000

	Data Processing
2,065,000	Paychex Inc.	1.8%	$56,766,850

	Financial Services
4,000,000	Bank of New York Mellon Corp.		$104,520,000
3,500,000	Hudson City Bancorp Inc.		42,910,000
2,750,000	JPMorgan Chase & Co.		104,692,500
490,000	MasterCard Inc.		109,760,000
1,000,000	Royal Bank of Canada		52,130,000
		13.2%	$414,012,500

	Food Products
1,750,000	McCormick & Co.		$73,570,000
2,691,596	Sysco Corp.		76,764,318
		4.7%	$150,334,318

	Footwear
1,000,000	Nike Inc.	2.5%	$80,140,000

	Home Products
1,001,341	WD-40 Co.	1.2%	$38,070,985

	Industrial Manufacturing
1,650,000	Cooper Industries PLC		$80,734,500
1,225,000	Pentair Inc.		41,196,750
2,448,589	Teleflex Inc.		139,030,883
		8.3%	$260,962,133

	Insurance
1,090,000	Aflac Inc.	1.8%	$56,363,900

	Internet
301,000	Google Inc. [1]	5.0%	$158,262,790

	Machinery
600,000	Deere & Co.		$41,868,000
915,473	IDEX Corp.		32,508,446
		2.3%	$74,376,446

	Medical Equipment
1,500,000	Gen-Probe Inc. [1]		$72,690,000
4,425,000	Medtronic Inc.		148,591,500
		7.0%	$221,281,500

	Natural Gas
2,850,000	Energen Corp.		$130,302,000
5,000,000	MDU Resources Group Inc.		99,750,000
1,750,000	Spectra Energy Corp.		39,462,500
		8.6%	$269,514,500

	Networking Products
2,925,000	Cisco Systems Inc. [1]	2.0%	$64,057,500

	Oil & Gas
2,050,000	Occidental Petroleum Corp.		$160,515,000
3,448,000	W&T Offshore Inc. [3]		36,548,800
		6.3%	$197,063,800

	Pharmaceuticals
500,000	Gilead Sciences Inc. [1]	0.6%	$17,805,000

	Software
6,000,000	Microsoft Corp.		$146,940,000
1,540,309	VeriSign Inc. [1]		48,889,408
		6.2%	$195,829,408

	Utility & Power Distribution
900,000	AGL Resources Inc.		$34,524,000
1,000,000	Black Hills Corp.		31,200,000
750,000	Northwest Natural Gas Co.		35,587,500
		3.3%	$101,311,500

	Waste Management
4,775,000	Waste Management Inc.	5.4%	$170,658,500

	Total investment in equities
	(cost $2,705,961,157)	94.7%	$2,986,436,980

Principal Amount $	Community Loans	Percent of Net Assets	Market Value

	Community Development Loans [2]
1,000,000	MicroVest I, LP Note 5.88%, due 12/15/2010	0.0%	$987,669

	Total investment in community loans
	(cost $987,669)	0.0%	$987,669

	Total investment in long-term securities
	(cost $2,706,948,826)	94.7%	$2,987,424,649

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [2]
100,000	Community Bank of the Bay 0.75%, matures 08/24/2011		$96,406
250,000	Community Trust Credit Union 2.07%, matures 12/03/2010		248,241
		0.0%	$344,647

	Certificate of Deposit Account Registry Service [2]
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/22/2009, matures 10/21/2010, 1.19%
	Participating depository institutions:
	Amegy Bank, N.A., par 236,500;
	Banco Popular de Puerto Rico, par 236,500;
	The PrivateBank & Trust Company, par 27,000;
	(cost $498,848)		$498,848

500,000	CDARS agreement with Community Bank of the Bay,
	dated 12/10/2009, matures 12/09/2010, 1.09%
	Participating depository institutions:
	Arvest Bank, par 31,000;
	First Place Bank, par 234,500;
	ViewPoint Bank, par 234,500;
	(cost $496,210)		496,210

500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/28/2010, matures 01/27/2011, 1.00%
	Participating depository institutions:
	EverBank, par 235,500;
	The Huntington National Bank, par 56,000;
	The PrivateBank & Trust Company, par 208,500;
	(cost $493,463)		493,463

500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/11/2010, matures 02/10/2011, 1.00%
	Participating depository institutions:
	Arvest Bank, par 203,500;
	The Huntington National Bank, par 179,500;
	TriState Capital Bank, par 117,000
	(cost $492,693)		492,693
		0.1%	$1,981,214

	Community Development Loans [2]
100,000	Boston Community Loan Fund 1.00%, matures 06/30/2011		$95,512
1,000,000	MicroVest I, LP Note 5.25%, matures 10/15/2010		997,533
500,000	MicroVest I, LP Note 3.50%, matures 03/15/2011		486,356
100,000	New Hampshire Community Loan Fund 1.00%, matures 08/31/2011		94,493
200,000	Root Capital Loan Fund 2.00%, matures 01/25/2011		196,187
100,000	Vermont Community Loan Fund 1.50%, matures 04/15/2011		96,762
		0.1%	$1,966,843

	Time Deposits
197,200,905	BBH Cash Management Service
	Citibank, Nassau, 0.03%, due 10/01/2010	6.2%	$197,200,905

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
347,430	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class variable rate, 0.11%	0.0%	$347,430

	Total short-term securities
	(cost $201,841,039)	6.4%	$201,841,039

	Total securities
	(cost $2,908,789,865)	101.1%	$3,189,265,688

	Payable upon return of securities loaned	0.0%	$(347,430)

	Other assets and liabilities - net	-1.1%	$(34,507,981)

	Total net assets	100.0%	$3,154,410,277

1 This security is non-income producing.

2 Market value adjustments have been applied
to these securities to reflect early withdrawal.

3 This security, or partial position of this security,
was on loan at September 30, 2010.

The total value of the securities on loan at
September 30, 2010 was $338,666.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Equity Income Fund

Cost of long-term investments	$2,717,309,852
Unrealized appreciation	$325,316,723
Unrealized depreciation	(55,201,926)

Net unrealized appreciation	$270,114,797

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and  expands disclosures about fair value measurements. Various inputs are used in determining   the value of the Funds’ portfolio investments. These inputs are summarized in three levels,  Level 1 - quoted prices in active markets for identical investments, Level 2 - other   significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”),  Improving Disclosures about Fair Value Measurements, which, among other things,  amends ASC 820 to require entities to separately present purchases, sales, issuances,   and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such  items on a gross basis rather than on a net basis), and which clarifies existing disclosure  requirements provided by ASC 820  regarding the level of disaggregation and the inputs and  valuation techniques used to measure fair value for measurements that fall within either  Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual  periods beginning after December 15, 2009, except for the disclosures about purchases,   sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which  are effective for fiscal years beginning after December 15, 2010, and for interim periods within those  fiscal years). The Funds are currently assessing the impact that the adoption of ASU 2010-06  will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of September 30, 2010, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$80,140,000	$-	$-	$80,140,000
Consumer Staples	254,372,303	-	-	254,372,303
Energy	236,526,300	-	-	236,526,300
Financials	470,376,400	-	-	470,376,400
Healthcare	378,117,383	-	-	378,117,383
Information Technology	681,060,698	-	-	681,060,698
Materials & Processing	45,130,000	-	-	45,130,000
Producer Durables	509,350,396	-	-	509,350,396
Utilities	331,363,500	-	-	331,363,500
Notes	-	-	987,669	987,669
Short-Term Investments	197,548,335	-	4,292,704	201,841,039
Total	$3,183,985,315	$-	$5,280,373	$3,189,265,688

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2010.

Balance as of December 31, 2009	$5,179,461
Discounts/premiums amortization	100,912
Net purchases (sales)	-
Balance as of September 30, 2010	$5,280,373

P A R N A S S U S   F I X E D - I N C O M E   F U N D

Portfolio of Investments as of September 30, 2010 (unaudited)

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Computer Peripherals
2,000,000	SanDisk Corp. Notes, 1.00%, due 05/15/2013	1.0%	$1,835,000

	Financial Services
2,000,000	NASDAQ OMX Group Inc. Notes, 2.50%, due 08/15/2013 [3]	1.1%	$1,972,500

	Healthcare Services
2,500,000	Hologic Inc. Notes, 2.00%, due 12/15/2037	1.3%	$2,312,500

	Medical Equipment
3,500,000	Medtronic Inc. Notes, 1.50%, due 04/15/2011	1.9%	$3,504,375

	Real Estate Investment Trusts
2,500,000	Prologis Notes, 1.88%, due 11/15/2037	1.3%	$2,343,750

	Semiconductors
1,000,000	Intel Corp. Notes, 2.95%, due 12/15/2035	0.5%	$988,750

	Software
2,000,000	Microsoft Corp. Notes, 0.00%, due 05/15/2013	1.1%	$2,050,000

	Telecommunications Services
2,000,000	NII Holdings Inc. Notes, 3.13%, due 06/15/2012	1.1%	$1,940,000

	Total investment in convertible bonds
	(cost $15,924,550)	9.3%	$16,946,875

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Air Transportation
1,769,879	Southwest Air 07-1 Trust Notes, 6.15%, due 08/01/2022	1.0%	$1,893,771

	Biotechnology
3,000,000	Genentech Inc. Notes, 4.75%, due 07/15/2015		$3,394,527
3,000,000	Genzyme Corp. Notes, 3.63%, due 06/15/2015		3,181,350
		3.6%	$6,575,877

	Chemicals
2,500,000	Praxair Inc. Notes, 4.38%, due 03/31/2014		$2,748,608
3,000,000	Praxair Inc. Notes, 4.50%, due 08/15/2019		3,306,966
		3.3%	$6,055,574

	Computers
2,000,000	International Business Machines Corp. Notes, 6.50%, due 10/15/2013	1.3%	$2,324,858

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co. Notes, 4.95%, due 08/15/2014		$2,270,440
500,000	Procter & Gamble Co. Notes, 3.50%, due 02/15/2015		545,952
		1.6%	$2,816,392

	Data Processing
2,000,000	Fiserv Inc. Notes, 3.13%, due 10/01/2015	1.1%	$2,029,976

	Financial Services
2,000,000	Charles Schwab Corp. Notes, 4.95%, due 06/01/2014		$2,221,980
2,000,000	JPMorgan Chase & Co. Notes, 2.63%, due 12/01/2010		2,008,132
2,000,000	JPMorgan Chase & Co. Notes, 5.15%, due 10/01/2015		2,192,942
2,000,000	Wells Fargo & Co. Notes, 3.00%, due 12/09/2011		2,060,026
		4.7%	$8,483,080

	Insurance
2,000,000	Aflac Inc. Notes, 8.50%, due 05/15/2019	1.4%	$2,544,874

	Networking Products
2,800,000	Cisco Systems Inc. Notes, 5.50%, due 02/22/2016	1.8%	$3,303,014

	Oil & Gas
2,000,000	Valero Energy Corp. Notes, 9.38%, due 03/15/2019	1.4%	$2,554,114

	Retail
1,493,000	Target Corp. Notes, 5.13%, due 01/15/2013		$1,630,223
3,500,000	TJX Cos., Inc. Notes, 4.20%, due 08/15/2015		3,876,124
		3.0%	$5,506,347

	Software
2,000,000	Adobe Systems Inc. Notes, 3.25%, due 02/01/2015		$2,092,832
2,000,000	Intuit Inc. Notes, 5.75%, due 03/15/2017		2,265,926
		2.4%	$4,358,758

	Telecommunications Services
1,000,000	Verizon Communications Inc. Notes, 5.55%, due 02/15/2016	0.6%	$1,157,163

	Transportation
2,000,000	Burlington Northern Santa Fe Corp. Notes, 5.65%, due 05/01/2017		$2,307,578
2,000,000	Burlington Northern Santa Fe Corp. Notes, 4.70%, due 10/01/2019		2,196,666
		2.5%	$4,504,244

	Utility & Power Distribution
2,000,000	AGL Capital Corp. Notes, 5.25%, due 08/15/2019	1.2%	$2,130,140

	Waste Management
3,000,000	Waste Management Inc. Notes, 6.38%, due 03/11/2015		$3,517,932
2,000,000	Waste Management Inc. Notes, 7.13%, due 12/15/2017		2,448,740
		3.3%	$5,966,672

	Total investment in corporate bonds
	(cost $56,700,774)	34.2%	$62,204,854

Principal Amount $	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value

	U.S. Government Treasury Bonds
4,000,000	U.S. Treasury 4.50%, due 02/28/2011		$4,071,408
1,000,000	U.S. Treasury 1.50%, due 07/15/2012		1,020,234
2,000,000	U.S. Treasury 1.75%, due 04/15/2013		2,060,460
2,500,000	U.S. Treasury 1.13%, due 06/15/2013		2,535,550
2,000,000	U.S. Treasury 3.13%, due 09/30/2013		2,146,876
5,000,000	U.S. Treasury 2.00%, due 11/30/2013		5,204,690
5,000,000	U.S. Treasury 2.63%, due 06/30/2014		5,323,045
5,000,000	U.S. Treasury 2.38%, due 09/30/2014		5,277,345
6,000,000	U.S. Treasury 2.50%, due 04/30/2015		6,360,936
5,000,000	U.S. Treasury 1.88%, due 06/30/2015		5,152,345
5,000,000	U.S. Treasury 3.00%, due 09/30/2016		5,392,190
5,000,000	U.S. Treasury 3.13%, due 10/31/2016		5,426,955
5,000,000	U.S. Treasury 3.13%, due 04/30/2017		5,410,545
4,000,000	U.S. Treasury 2.75%, due 05/31/2017		4,231,564
3,500,000	U.S. Treasury 2.50%, due 06/30/2017		3,646,563
4,000,000	U.S. Treasury 3.75%, due 11/15/2018		4,468,752
5,000,000	U.S. Treasury 3.63%, due 08/15/2019		5,498,440
5,000,000	U.S. Treasury 3.38%, due 11/15/2019		5,386,330
5,000,000	U.S. Treasury 3.63%, due 02/15/2020		5,483,985
3,000,000	U.S. Treasury 3.50%, due 05/15/2020		3,256,410
4,000,000	U.S. Treasury 4.38%, due 05/15/2040		4,492,520
2,374,000	U.S. Treasury (TIPS) 1.88%, due 07/15/2013		2,523,116
1,040,640	U.S. Treasury (TIPS) 1.63%, due 01/15/2018		1,129,013
2,081,280	U.S. Treasury (TIPS) 1.75%, due 01/15/2028		2,205,994

	Total investment in U.S. government treasury bonds
	(cost $93,327,950)	53.7%	$97,705,266

	Total investment in long-term securities
	(cost $165,953,274)	97.2%	$176,856,995

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Community Development Loans [2]
1,000,000	MicroVest I, LP Note 3.50%, matures 01/15/2011	0.5%	$982,574

	Time Deposit
3,169,348	BBH Cash Management Service
	Citibank, London, 0.03%, due 10/01/2010	1.7%	$3,169,348

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
465,856	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class variable rate, 0.11%	0.3%	$465,856

	Total short-term securities
	(cost $4,617,778)	2.5%	$4,617,778

	Total securities
	(cost $170,571,052)	99.7%	$181,474,773

	Payable upon return of securities loaned	-0.3%	$(465,856)

	Other assets and liabilities - net	0.6%	$1,010,796

	Total net assets	100.0%	$182,019,713

2 Market value adjustments have been applied
to these securities to reflect early withdrawal.

3 This security, or partial position of this security,
was on loan at September 30, 2010.

The total value of the securities on loan at
September 30, 2010 was $456,718.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed-Income Fund

Cost of long-term investments	$165,953,274
Unrealized appreciation	$10,934,592
Unrealized depreciation	(32,017)

Net unrealized appreciation	$10,902,575

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and  expands disclosures about fair value measurements. Various inputs are used in determining   the value of the Funds’ portfolio investments. These inputs are summarized in three levels,  Level 1 - quoted prices in active markets for identical investments, Level 2 - other   significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”),  Improving Disclosures about Fair Value Measurements, which, among other things,  amends ASC 820 to require entities to separately present purchases, sales, issuances,   and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such  items on a gross basis rather than on a net basis), and which clarifies existing disclosure  requirements provided by ASC 820  regarding the level of disaggregation and the inputs and  valuation techniques used to measure fair value for measurements that fall within either  Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual  periods beginning after December 15, 2009, except for the disclosures about purchases,   sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which  are effective for fiscal years beginning after December 15, 2010, and for interim periods within those  fiscal years). The Funds are currently assessing the impact that the adoption of ASU 2010-06  will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of September 30, 2010, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$16,946,875	$-	$16,946,875
Corporate Bonds	-	62,204,854	-	62,204,854
U.S. Government Treasury Bonds	-	97,705,266	-	97,705,266
Short-Term Investments	3,635,204	-	982,574	4,617,778
Total	$3,635,204	$176,856,995	$982,574	$181,474,773

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2010.

Balance as of December 31, 2009	$99,770
Discounts/premiums amortization	(17,196)
Net purchases (sales)	900,000
Balance as of September 30, 2010	$982,574

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 18, 2010

By:	/s/ Marc C. Mahon

Marc C. Mahon Principal Financial Officer

Date:	November 18, 2010